Income tax and deferred taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Major Components Of Tax Expense [Line Items]
Deferred tax assets	$ 302,236	$ 604,471
Deferred tax liabilities	(394,688)	(289,825)
Total	(92,452)	314,646	$ (110,416)
Unrealized loss
Major Components Of Tax Expense [Line Items]
Deferred tax assets	321,340	655,695
Deferred tax liabilities	0	0
Total	321,340	655,695	144,181
Property, plant and equipment and capitalized interest
Major Components Of Tax Expense [Line Items]
Deferred tax assets	0	0
Deferred tax liabilities	(240,056)	(244,560)
Total	(240,056)	(244,560)	(189,073)
Restoration and rehabilitation provision
Major Components Of Tax Expense [Line Items]
Deferred tax assets	6,336	4,685
Deferred tax liabilities	0	0
Total	6,336	4,685
Manufacturing expenses
Major Components Of Tax Expense [Line Items]
Deferred tax assets	0	0
Deferred tax liabilities	(159,879)	(139,383)
Total	(159,879)	(139,383)	(108,181)
Employee benefits and unemployment insurance
Major Components Of Tax Expense [Line Items]
Deferred tax assets	0	0
Deferred tax liabilities	(9,438)	(8,995)
Total	(9,438)	(8,995)	(7,486)
Vacation accrual
Major Components Of Tax Expense [Line Items]
Deferred tax assets	9,373	7,650
Deferred tax liabilities	0	0
Total	9,373	7,650	6,039
Inventory provision
Major Components Of Tax Expense [Line Items]
Deferred tax assets	34,718	27,512
Deferred tax liabilities	0	0
Total	34,718	27,512	20,557
Materials provision
Major Components Of Tax Expense [Line Items]
Deferred tax assets	14,405	11,915
Deferred tax liabilities	0	0
Total	14,405	11,915	10,554
Others employee benefits
Major Components Of Tax Expense [Line Items]
Deferred tax assets	6,561	1,177
Deferred tax liabilities	0	0
Research and development expenses
Major Components Of Tax Expense [Line Items]
Deferred tax assets	0	0
Deferred tax liabilities	(16,046)	(12,294)
Total	(16,046)	(12,294)	(5,387)
Bad debt provision
Major Components Of Tax Expense [Line Items]
Deferred tax assets	3,060	715
Deferred tax liabilities	0	0
Total	3,060	715	2,708
Provision for legal complaints and expenses
Major Components Of Tax Expense [Line Items]
Deferred tax assets	2,932	6,827
Deferred tax liabilities	0	0
Total	2,932	6,827	334
Loan acquisition expenses
Major Components Of Tax Expense [Line Items]
Deferred tax assets	0	0
Deferred tax liabilities	(12,735)	(8,793)
Financial instruments recorded at market value
Major Components Of Tax Expense [Line Items]
Deferred tax assets	0	5,226
Deferred tax liabilities	(52,016)	0
Specific tax on mining activity
Major Components Of Tax Expense [Line Items]
Deferred tax assets	0	0
Deferred tax liabilities	(3,303)	(5,799)
Tax loss benefit
Major Components Of Tax Expense [Line Items]
Deferred tax assets	23,340	10,059
Deferred tax liabilities	0	0
Total	23,340	10,059	8,557
Other
Major Components Of Tax Expense [Line Items]
Deferred tax assets	0	2,913
Deferred tax liabilities	(21,119)	0
Total	(21,119)	2,913	(4,274)
Foreign items (other)
Major Components Of Tax Expense [Line Items]
Deferred tax assets	75	96
Deferred tax liabilities	0	0
Total	75	96	$ 11,828
Balances to date
Major Components Of Tax Expense [Line Items]
Deferred tax assets	422,140	734,470
Deferred tax liabilities	$ (514,592)	$ (419,824)